Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Total	$ 50,957,974	$ 57,899,096	$ 40,205,586
Activated Carbon [Member]
Total	50,957,974	57,879,320	39,925,693
Biomass Electricity [Member]
Total	0	19,776	150,716
Technology Services [Member]
Total	$ 0	$ 0	$ 129,177